Derivatives - Additional Information (Detail) - Cash Flow Hedging $ in Millions	Dec. 31, 2014	Dec. 31, 2013 USD ($)
Interest Rate Swap Maturing December 2017
Derivative [Line Items]
Interest rate swap notional amounts		$ 712.5
Fixed interest rate swap rates		1.56%
Interest Rate Swap Maturing December 2017 | LIBOR
Derivative [Line Items]
Derivative variable rate basis spread		1.00%
Interest Rate Swap Maturing July 2018
Derivative [Line Items]
Interest rate swap notional amounts		$ 400.0
Fixed interest rate swap rates		1.66%
Foreign currency forward contracts | Minimum
Derivative [Line Items]
Forward exchange rate	1.25
Foreign currency forward contracts | Maximum
Derivative [Line Items]
Forward exchange rate	1.27